Goodwill and Other Intangible Assets (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Gross carrying amounts
Balance			$ 164,074,614	$ 164,076,731	$ 164,076,731
Foreign currency translation			42,332		(2,117)
Balance	$ 164,116,946		164,116,946		164,074,614
Accumulated amortization
Balance			42,105,966	25,739,786	25,739,786
Amortization expense	4,092,683	$ 4,092,313	8,183,361	8,181,251	16,365,034
Foreign currency translation			12,871		1,146
Balance	50,302,198		50,302,198		42,105,966
Total amortized intangible assets	113,814,748		113,814,748		121,968,648
Bad Debt Guarantee [Member]
Gross carrying amounts
Balance			606,498	606,374	606,374
Foreign currency translation			157		124
Balance	606,655		606,655		606,498
Accumulated amortization
Balance			448,069	320,842	320,842
Amortization expense			63,648		127,282
Foreign currency translation			133		(55)
Balance	511,850		511,850		448,069
Total amortized intangible assets	94,805		94,805
Non- Compete Agreement [Member]
Gross carrying amounts
Balance			1,823,778	1,824,021	1,824,021
Foreign currency translation			471		(243)
Balance	1,824,249		1,824,249		1,823,778
Accumulated amortization
Balance			501,545	325,156	325,156
Amortization expense			88,150		176,281
Foreign currency translation			150		108
Balance	589,845		589,845		501,545
Total amortized intangible assets	1,234,404		1,234,404
Profit Interest Agreement [Member]
Gross carrying amounts
Balance			161,644,338	161,646,336	161,646,336
Foreign currency translation			41,704		(1,998)
Balance	161,686,042		161,686,042		161,644,338
Accumulated amortization
Balance			41,156,352	$ 25,093,788	25,093,788
Amortization expense			8,031,563		16,061,471
Foreign currency translation			12,588		1,093
Balance	49,200,503		49,200,503		$ 41,156,352
Total amortized intangible assets	$ 112,485,539		$ 112,485,539